Financing Guarantee Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure Of Financing Guarantee Liabilities [Abstract]
Financing Guarantee Liabilities

35.	Financing guarantee liabilities

(a)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2022:

	Year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2022	64,416,918	314,451	—	64,731,369
New guarantee contracts originated	59,085,462	—	—	59,085,462
Transfers
— From stage 1 to stage 2	(5,887,854)	5,887,854	—	—
— From stage 2 to stage 1	127,068	(127,068)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(50,729,902)	(4,583,991)	—	(55,313,893)

As of December 31, 2022	67,011,692	1,491,246	—	68,502,938

(b)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2022:

	Year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2022	2,402,385	294,724	—	2,697,109
New guarantee contracts originated	980,980	—	—	980,980
Transfers
— From stage 1 to stage 2	(4,514,480)	4,514,480	—	—
— From stage 2 to stage 1	114,996	(114,996)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,201,596)	(4,336,572)	—	(6,538,168)
Remeasurements	7,593,435	1,030,013	—	8,623,448

As of December 31, 2022	4,375,720	1,387,649	—	5,763,369

(c)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2023:

	Year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2023	67,011,692	1,491,246	—	68,502,938
New guarantee contracts originated	38,342,179	—	—	38,342,179
Transfers
— From stage 1 to stage 2	(7,000,050)	7,000,050	—	—
— From stage 2 to stage 1	334,007	(334,007)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(44,798,214)	(7,143,416)	—	(51,941,630)

As of December 31, 2023	53,889,614	1,013,873	—	54,903,487

(d)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2023:

	Year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2023	4,375,720	1,387,649	—	5,763,369
New guarantee contracts originated	676,224	—	—	676,224
Transfers
— From stage 1 to stage 2	(5,805,478)	5,805,478	—	—
— From stage 2 to stage 1	313,688	(313,688)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,830,662)	(6,733,874)	—	(9,564,536)
Remeasurements	6,501,258	809,217	—	7,310,475

As of December 31, 2023	3,230,750	954,782	—	4,185,532

(e)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2024:

	Year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	53,889,614	1,013,873	—	54,903,487
New guarantee contracts originated	65,141,133	—	—	65,141,133
Transfers
— From stage 1 to stage 2	(4,928,503)	4,928,503	—	—
— From stage 2 to stage 1	210,646	(210,646)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(46,944,282)	(5,083,315)	—	(52,027,597)

As of December 31, 2024	67,368,608	648,415	—	68,017,023

(f)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2024:

	Year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	3,230,750	954,782	—	4,185,532
New guarantee contracts originated	1,384,484	—	—	1,384,484
Transfers
— From stage 1 to stage 2	(4,087,051)	4,087,051	—	—
— From stage 2 to stage 1	195,357	(195,357)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,364,552)	(4,744,347)	—	(7,108,899)
Remeasurements	5,264,775	492,087	—	5,756,862

As of December 31, 2024	3,623,763	594,216	—	4,217,979